Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments	1
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life	7 years
Software and Software Development Costs [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life	2 years
Software and Software Development Costs [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life	5 years